Loans, Financing and Debentures - Schedule of Loans, Financing and Debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures (in Brazil Real)	R$ 885,519	R$ 681,938
Agricultural Cost [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate + CDI
Loans, financing and debentures (in Brazil Real)	R$ 197,647	R$ 104,211
Agricultural Cost [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	8.00%	7.00%
Agricultural Cost [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	15.00%	15.00%
Agricultural costs (USD) [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Loans, financing and debentures (in Brazil Real)	R$ 122,883	R$ 16,450
Agricultural costs (USD) [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	3.00%	3.00%
Agricultural costs (USD) [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	7.00%	8.00%
Agricultural cost (PYG) [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	11.00%
Loans, financing and debentures (in Brazil Real)	R$ 12,364	R$ 16,458
Agricultural cost (PYG) [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges		11.00%
Agricultural cost (PYG) [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges		12.00%
Investment and Expansion [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Loans, financing and debentures (in Brazil Real)	R$ 50,283	R$ 29,664
Investment and Expansion [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	3.00%	8.00%
Investment and Expansion [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	10.00%	10.00%
Working capital (USD) [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Loans, financing and debentures (in Brazil Real)		R$ 25,739
Working capital (USD) [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges		3.00%
Working capital (USD) [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges		8.00%
Machinery financing [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Loans, financing and debentures (in Brazil Real)	R$ 4,509	R$ 3,060
Machinery financing [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	9.00%	3.00%
Machinery financing [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	12.00%	13.00%
New sugarcane [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate
Annual interest rates and charges	6.00%	6.00%
Loans, financing and debentures (in Brazil Real)	R$ 14,001	R$ 21,291
Debentures [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Index	Fixed rate + IPCA
Loans, financing and debentures (in Brazil Real)	R$ 489,564	R$ 472,765
Debentures [Member] | Bottom of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	5.00%	5.00%
Debentures [Member] | Top of Range [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Annual interest rates and charges	12.00%	12.00%
Transaction cost [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures (in Brazil Real)	R$ (5,732)	R$ (7,700)
Current [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures (in Brazil Real)	355,841	177,311
Non-current [Member]
Schedule of Loans, Financing and Debentures [Line Items]
Loans, financing and debentures (in Brazil Real)	R$ 529,678	R$ 504,627